BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2020

	Shares	Value
COMMON STOCKS - 97.3%
AUSTRALIA - 4.9%
Airports - 1.8%
Sydney Airport	1,031,600	$3,564,286
Toll Roads - 3.1%
Transurban Group	820,670	6,112,878
Total AUSTRALIA		9,677,164
BRAZIL - 2.1%
Electricity Transmission & Distribution - 0.4%
CPFL Energia SA	165,108	857,935
Rail - 1.7%
Rumo SA (n)	855,096	3,238,638
Total BRAZIL		4,096,573
CANADA - 8.5%
Pipelines - 6.4%
Pembina Pipeline Corp.	158,500	2,973,353
TC Energy Corp.	213,813	9,503,307
Total Pipelines		12,476,660
Rail - 2.1%
Canadian Pacific Railway Ltd.	19,200	4,236,879
Total CANADA		16,713,539
CHINA - 2.4%
Communications Infrastructure - 1.3%
China Tower Corporation Ltd. (e)	11,793,392	2,620,502
Gas Utilities - 1.1%
China Gas Holdings Ltd.	601,712	2,080,678
Total CHINA		4,701,180
DENMARK - 1.2%
Renewables/Electric Generation - 1.2%
Orsted A/S (e)	24,100	2,359,333
Total DENMARK		2,359,333
FRANCE - 1.1%
Toll Roads - 1.1%
Vinci SA	25,800	2,108,102
Total FRANCE		2,108,102
GERMANY - 1.2%
Renewables/Electric Generation - 1.2%
RWE AG	90,200	2,358,877
Total GERMANY		2,358,877
HONG KONG - 3.3%
Rail - 1.1%
MTR Corp Ltd.	400,788	2,061,509
Renewables/Electric Generation - 1.3%
CLP Holdings Ltd.	286,579	2,625,065
Water - 0.9%
China Water Affairs Group Ltd.	2,307,288	1,723,151
Total HONG KONG		6,409,725
ITALY - 2.0%
Communications Infrastructure - 0.9%
Infrastrutture Wireless Italiane SpA (e)	162,000	1,754,105
Toll Roads - 1.1%
Atlantia SpA	175,395	2,178,840
Total ITALY		3,932,945
JAPAN - 3.6%
Airports - 0.5%
Japan Airport Terminal Company Ltd.	21,660	832,434
Rail - 1.6%
East Japan Railway Co.	42,000	3,178,157
Renewables/Electric Generation - 1.5%
Chubu Electric Power Company, Inc.	208,500	2,942,599
Total JAPAN		6,953,190
MEXICO - 2.7%
Airports - 1.3%
Grupo Aeroportuario del Pacifico SAB de CV	478,902	2,589,270
Toll Roads - 1.4%
Promotora y Operadora de Infraestructura SAB de CV (n)	410,050	2,751,298
Total MEXICO		5,340,568
PORTUGAL - 1.5%
Renewables/Electric Generation - 1.5%
EDP - Energias de Portugal SA	732,800	2,948,339
Total PORTUGAL		2,948,339
SPAIN - 3.6%
Airports - 1.8%
Aena SME SA (e)	32,672	3,544,732
Toll Roads - 1.8%
Ferrovial SA	151,267	3,590,588
Total SPAIN		7,135,320
UNITED KINGDOM - 8.4%
Electricity Transmission & Distribution - 5.6%
National Grid PLC	933,932	10,912,295
Water - 2.8%
Pennon Group PLC	417,500	5,582,452
Total UNITED KINGDOM		16,494,747
UNITED STATES - 50.8%
Communications - 9.4%
American Tower Corp.	54,534	11,874,778
Crown Castle International Corp.	5,052	729,509
SBA Communications Corp.	21,400	5,777,358
Total Communications		18,381,645
Electricity Transmission & Distribution - 2.3%
Sempra Energy	39,105	4,418,474
Gas Utilities - 1.3%
NiSource, Inc.	102,300	2,554,431
Midstream - 2.5%
Cheniere Energy, Inc. (n)	50,700	1,698,450
The Williams Companies, Inc.	230,500	3,261,575
Total Midstream		4,960,025
Rail - 1.4%
CSX Corp.	47,000	2,693,100
Renewables/Electric Generation - 30.4%
Ameren Corp.	64,300	4,682,969
American Electric Power Company, Inc.	105,700	8,453,886
CMS Energy Corp.	136,473	8,017,789
Entergy Corp.	71,700	6,737,649
FirstEnergy Corp.	143,300	5,742,031
NextEra Energy, Inc.	69,700	16,771,214
Xcel Energy, Inc.	154,500	9,316,350
Total Renewables/Electric Generation		59,721,888
Water - 3.5%
American Water Works Company, Inc.	57,600	6,886,656
Total UNITED STATES		99,616,219
Total COMMON STOCKS
(Cost $197,756,196)		190,845,821
Total Investments - 97.3%
(Cost $197,756,196)		190,845,821
Other Assets in Excess of Liabilities - 2.7%		5,322,238
TOTAL NET ASSETS - 100.0%		$196,168,059

(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the total value of all such securities was $10,278,672 or 5.2% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2020:

Brookfield Global Listed Infrastructure Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$9,677,164	$-	$9,677,164
Brazil	4,096,573	-	-	4,096,573
Canada	16,713,539	-	-	16,713,539
China	-	4,701,180	-	4,701,180
Denmark	-	2,359,333	-	2,359,333
France	-	2,108,102	-	2,108,102
Germany	-	2,358,877	-	2,358,877
Hong Kong	-	6,409,725	-	6,409,725
Italy	-	3,932,945	-	3,932,945
Japan	-	6,953,190	-	6,953,190
Mexico	5,340,568	-	-	5,340,568
Portugal	-	2,948,339	-	2,948,339
Spain	-	7,135,320	-	7,135,320
United Kingdom	-	16,494,747	-	16,494,747
United States	99,616,219	-	-	99,616,219
Total	$125,766,899	$65,078,922	$-	$190,845,821

For further information regarding security characteristics of each Fund, see the Schedule of Investments.